General and administrative expenses	6 Months Ended
Jun. 30, 2022
General and administrative expenses
11 General and administrative expenses
in	2Q22	1Q22	2Q21	6M22	6M21
General and administrative expenses (CHF million)
Occupancy expenses	247	237	231	484	494
IT, machinery and equipment	462	407	383	869	756
Provisions and losses	499	710	273	1,209	330
Travel and entertainment	61	44	32	105	61
Professional services	532	521	454	1,053	827
Communication and market data services	136	131	128	267	255
Amortization and impairment of other intangible assets	1	1	2	2	4
Other [1]	67	97	86	164	238
General and administrative expenses	2,005	2,148	1,589	4,153	2,965
1
Includes pension-related expenses/(credits) of CHF (49) million, CHF (49) million, CHF (42) million, CHF (98) million and CHF (94) million in 2Q22, 1Q22, 2Q21, 6M22 and 6M21, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.

Bank
General and administrative expenses
11 General and administrative expenses
in	6M22	6M21
General and administrative expenses (CHF million)
Occupancy expenses	441	449
IT, machinery and equipment	697	597
Provisions and losses	1,205	330
Travel and entertainment	92	52
Professional services	1,980	1,609
Communication and market data services	236	226
Amortization and impairment of other intangible assets	2	4
Other [1]	342	397
General and administrative expenses	4,995	3,664
1
Includes pension-related expenses/(credits) of CHF 3 million and CHF (10) million in 6M22 and 6M21, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.